EQUIPMENT	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
EQUIPMENT

9. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Vehicles	Total
Cost
Balance at December 31, 2022	$95,662	$834,453	$-	$36,033	$966,148
Additions	58,611	320,941	86,530	24,310	490,394
Disposals	(21,000)	(115,204)	-	-	(136,204)
Balance at December 31, 2023	133,273	1,040,192	86,530	60,343	1,320,338
Additions	-	1,706	2,358	-	4,064
Disposals	-	(76,901)	-	-	(76,901)
Balance at March 31, 2024	$133,273	$964,997	$88,888	$60,343	$1,247,501

Accumulated depreciation
Balance at December 31, 2022	$41,998	$502,790	$-	$16,669	$561,457
Charge for the year	22,762	112,361	6,790	12,497	154,410
Disposals	(6,582)	(69,748)	-	-	(76,330)
Balance at December 31, 2023	58,178	545,403	6,790	29,166	639,537
Charge for the period	10,225	37,667	4,431	2,338	54,661
Disposals	-	(47,062)	-	-	(47,062)
Balance at March 31, 2024	$68,403	$536,008	$11,221	$31,504	$647,136

Net book value:
December 31, 2023	$75,095	$494,789	$79,740	$31,177	$680,801
March 31, 2024	$64,870	$428,989	$77,667	$28,839	$600,365

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)